Financial risk management - Sensitivity analysis for interest rates (Details) $ in Thousands	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares
Financial risk management
Accrued interest	$ 93,223	$ 144,387	$ 207,303
U.S. Dollar
Financial risk management
Exchange rate | $ / shares	19.6566	19.7354	20.6640
Three-month LIBOR
Financial risk management
Hypothetical unfavorable change in interest rate (as a percent)	10.00%	10.00%	10.00%
Hypothetical increase in financing expense through unfavorable change in debt variable interest rates	$ 260	$ 244	$ 166